Insurance Contract Liabilities and Reinsurance Assets - Summary of Potential Impact on Net Income Attributed to Shareholders Arising From Changes to Non-economic Assumptions For Long-Term Care (Detail) - Long term care [member] - CAD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
2% Adverse change in future mortality rates [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributed to shareholders	$ (300)	$ (300)
5% adverse change in future morbidity incidence rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributed to shareholders	(1,700)	(2,000)
5% adverse change in future morbidity claims termination rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributed to shareholders	(2,400)	(3,100)
10% adverse change in future policy termination rates [member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributed to shareholders	(300)	(400)
5% increase in future expense levels [Member]
Disclosure of sensitivity analysis for actuarial assumptions [Line Items]
Decrease in net income attributed to shareholders	$ (100)	$ (100)